RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

As of September 30, 2023, and December 31, 2022, the Company owed Primus $0 and $5,163 respectively, for rent and storage fees. As of September 30, 2023, and December 31, 2022, Primus had been paid $342,638 and $25,000 respectively, in advance, for rent and storage fees. During the nine months ended September 30, 2023, and 2022, the Company expensed $222,883 and $206,821, respectively, for services provided by Primus.  The Company’s CEO owns 90% of Primus.

As of September 1, 2022, the salaries of the CEO and the CMO, as defined in their respective employment agreements, were paid through the Company’s payroll service. These payments replace the prior independent contractor payments received by their entities, Strategic Global Partners, Inc. and Cube 17, Inc., respectively. Although employment contracts were dated from January 2022, salaries were paid with effect from September 1, 2022. During the three and nine months ended September 30, 2023, the Company incurred expenses of $60,000 and $180,000, respectively, related to salaries for the CEO and CMO. During the three and nine months ended September 30, 2022, the Company incurred expenses of $40,000 and $160,000, respectively, related to consulting fees for the CEO and CMO.  The Company does not believe there is substantial risk that employer taxes with penalties and interest may be due related to payments made to the CEO and CMO as consultants.

As of September 30, 2023, and December 31, 2022, the Company was owed $0 and $0, respectively, and owed $0, and $0, respectively, by and, to UST Mexico, Inc / US Tobacco de Mexico. (“UST Mexico”) under a mutual line of credit agreement.

The Company sells hemp products to UST Mexico and provides manufacturing consulting services. The value of goods and services provided to UST Mexico, which are recorded as revenue, was $8,800 and $15,359, respectively, for the three and nine months ended September 30, 2023, and $16,840 and $31,840 for the three and nine months ended September 30, 2022. UST Mexico is a manufacturer of tobacco cigarettes in Mexico and provides consulting services and parts for the Company’s equipment. The value of goods and services provided by UST Mexico was $190,807 and $428,753, respectively, for the three and nine months ended September 30, 2023, and $57,181 and $147,184, respectively, for the three and nine months ended September 30, 2022. As of September 30, 2023, the Company prepaid expenses of $616,000 for products and services related to Hempacco Paper Company that are covered by open purchase orders. Subsequent to September 30, 2023, the Company advanced $66,000 to UST Mexico and received $62,600 from UST Mexico.

As of September 30, 2023, UST Mexico owned 947,200,000 shares of common stock of Green Globe International, Inc. UST Mexico is a related party by virtue of the CEO’s 25% interest in UST Mexico.

On or about March 1, 2022, the Company entered into a mutual line of credit agreement with its parent company, Green Globe International, Inc. (“GGII”). The purpose of the credit agreement is to facilitate short-term borrowing needs on an interest-free basis, with advances being subject to repayment within 90 days with a maximum of $500,000 allowed to be outstanding within any 90-day period. On December 1, 2022, the maximum amount was increased to $1,500,000 and on September 30, 2023, the maximum loan amount was increased to $1,800,000.

As of September 30, 2023 and December 31, 2022, the balance owed to the Company by GGII was $1,684,053 and $692,119 respectively. The Company recorded a reserve of $1,684,053 against this balance as of September 30, 2023. Subsequent to September 30, 2023, the Company made additional loans of $96,400 to GGII.

During 2023 and 2022, the Company made short term cash advances directly to Green Star Labs, Inc., a subsidiary joint venture of the Company’s parent, Green Globe International, Inc. On July 10, 2023, the Company acquired a 50% equity interest in Green Star Labs, Inc. As of September 30, 2023, and December 31, 2022, the balance owed by Green Star Labs, Inc. to the Company was $1,232,009 and $605,994, respectively. The Company concluded that collection of a portion of the loan balance may not be recoverable and therefore a partial impairment allowance of $945,835 was created as of September 30, 2023.

During the nine-month period ended September 30, 2023, the Company made payments of approximately $0 (net of repayments) as pre-payment against purchase orders for new products primarily related to the Alfalfa Holdings LLC joint venture (“Snoop Dogg”). During the nine months ended September 30, 2023, the Company received approximately $409,342 in inventory from Green Star Labs, Inc. In the three months ended September 30, 2023, Green Star Labs shipped $416,551 of product to the Company as a form of repayment of the related party loans. Subsequent to September 30, 2023, the Company made additional loans of $230,500 to Green Star Labs, Inc. The value of all shipments of product by GSL to Hempacco will first be credited against the loans payable to Hempacco.

NOTE 11 - RELATED PARTY TRANSACTIONS

In May 2021, Cube17, Inc., a related party sales and marketing consulting company, converted all outstanding consulting fees earned since the inception of the Company in the amount of $185,000 for 185,000 shares of Hempacco common stock, for $1 per share. On May 21, 2021, these shares were exchanged for 707,113,562 common shares of Green Globe International, Inc. Consulting expenses of $80,000 and $120,000 were recorded for the twelve months ended December 31, 2022, and 2021. Consulting fee balances payable were $0 and $63,404 as of December 31, 2022, and December 31, 2021. In addition, Cube17, Inc., as a founder of the Company, converted its 400,000 founders shares into 1,528,997,476 common shares of Green Globe International, Inc. on May 21, 2021.

In May 2021, Primus Logistics was issued 170,000 common shares of Hempacco as compensation for $170,000 of accrued and unpaid rent owed at that time by from its inception. On May 21, 2021, these shares were exchanged for 649,780,985 common shares of the Company. Subsequent to December 31, 2022 through the date of issuance of this report, the Company made payments totaling $182,000 to Primus Logistics. The Company’s CEO, Sandro Piancone, is the 90% owner of Primus Logistics which is considered a related party. Rent expenses for the years ended December 31, 2022 and 2021 are reported in Note 6 above.

As of December 31, 2022, and December 31, 2021, the Company owed Primus Logistics $5,163 and $0 respectively, for routine business transactions, which, in addition to the rent, consist entirely of storage fees. As of December 31, 2022, and December 31, 2021, Primus Logistics had been paid $25,000 and $14,764 respectively, in advance, for rent. Sandro Piancone is the 90% owner of Primus Logistics.

In May 2021, Strategic Global Partners, Inc. was issued 170,000 Hempacco common shares as compensation for $170,000 worth of consulting services incurred since Hempacco’s inception by the CEO, Sandro Piancone, President and Owner of Strategic Global. On May 21, 2021, these shares were exchanged for 649,780,985 common shares of Green Globe International, Inc. Strategic Global Partners is a related party. Consulting expenses of $52,000 and $120,000 were recorded for the twelve months ended December 31, 2022, and 2021, respectively. Unpaid consulting fee balances of $28,000 and $70,000 were outstanding as of December 31, 2022, and December 31, 2021, respectively.

As of September 1, 2022, the salaries of the CEO and the CMO, as defined in their respective employment agreements, were paid through the Company’s payroll service. These payments replace the prior independent contractor payments received by their entities, Strategic Global Partners, Inc. and Cube 17, Inc. respectively. Although employment contracts were dated from January 2022, salaries were paid with effect from September 1, 2022.

As of December 31, 2022, and December 31, 2021, the Company owed $0 and $29,000 and was owed $0 and $132,147, respectively, by UST Mexico, Inc. ("UST"). The Company sells hemp products to UST and provides manufacturing consulting services. The value of goods and services provided to UST was $17,386 and $152,147 for the twelve months ended December 31, 2022, and 2021, respectively, and the value of goods and services provided by UST as $192.181 and $251,000 for the twelve months ended December 31, 2022, and 2021, respectively. During the year ended December 31, 2022, the Company wrote off receivables from UST totaling $172,409. UST is a manufacturer of tobacco cigarettes in Mexico and provides consulting services and parts for the Company’s equipment. Subsequent to December 31, 2022 through the date of issuance of this report, the Company made payments totaling $110,000 to UST.

As of December 31, 2022, UST owned 947,200,000 shares of common stock of Green Globe International, Inc., representing 1.72% of the issued and outstanding common stock of the parent company of Hempacco. UST is a related party by virtue of Sandro Piancone’s 25% interest in UST.

Lake Como is owned/controlled by Sandro Piancone. This entity is used primarily as a sales company, and sometimes sells products purchased from Hempacco. The Company had receivables of $-0- and $150 due from Lake Como as of December 31, 2022, and December 31, 2021, respectively.

On or about March 1, 2022, the Company entered into a mutual line of credit agreement with its parent company, Green Globe International, Inc.  The purpose is to facilitate short-term borrowing needs on an interest free basis, with advances being subject to repayment within 90 days with a maximum of $500,000 allowed to be outstanding within any 90-day period. On December 1, 2022, the maximum amount was increased to $1,500,000. During the twelve months ended December 31, 2022, the Company loaned GGII a net amount of $692,119. As of December 31, 2022, the balance owed to the Company by GGII was $692,119. The Company recorded a reserve against the entire balance as of December 31, 2022. As of April 30, 2023, balance due from GGII had increased to $1,378,119.

During 2022, the Company made short term cash advances directly to Green Star Labs, Inc. a subsidiary joint venture of the Company’s parent, Green Globe International, Inc. As of December 31, 2022, the balance owed by Green Star Labs, Inc. was $605,994. As of April 30, 2023, balance due from Green Star Labs, Inc. had increased to $1,320,994.

A 100% provision for potential non-payment of the UST, GGII, and the Green Star Labs loans was recorded, and a one-time charge of $1,470,522 was recorded on the consolidated statements of operations for the year ended December 31, 2022.